UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 7878

Dreyfus LifeTime Portolios, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	3/31/2012

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
LifeTime Portfolios, Inc.
Growth and Income Portfolio

SEMIANNUAL REPORT March 31, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
25	Statement of Financial Futures
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
30	Financial Highlights
32	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus LifeTime Portfolios, Inc.
Growth and Income Portfolio

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

This semiannual report for Dreyfus LifeTime Portfolios, Inc., Growth and Income Portfolio covers the six-month period from October 1, 2011, through March 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock markets had faltered in the months prior to the reporting period, due primarily to the resurgence of a sovereign debt crisis in Europe and an unprecedented downgrade of long-term U.S. debt.These factors triggered a rally among traditional safe havens, while riskier assets such as stocks plunged. Fortunately, better economic news in the fall helped to reverse the downward trend, and improving economic fundamentals during the first quarter of 2012 sparked rallies in equity markets, enabling them to post significant gains for the reporting period overall.

Our economic forecast anticipates that the United States will continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to offset risks stemming from the ongoing European debt crisis and volatile energy prices.As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 16, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2011, through March 31, 2012, as provided by Jocelin A. Reed, CFA, C.Wesley Boggs,Warren Chiang, CFA, and Ronald Gala, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended March 31, 2012, Dreyfus LifeTime Portfolios, Growth and Income Portfolio’s Investor Class shares produced a total return of 16.22%, and Restricted Class shares returned 16.39%.1 This compares with a 13.00% total return for the fund’s customized blended benchmark for the same period.2 In addition, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) produced a 25.86% return over the reporting period.3 Improving economic fundamentals drove stocks broadly higher over the reporting period. The fund produced higher returns than its blended benchmark, due to strong stock selections in the consumer staples, financials and materials sectors.

The Fund’s Investment Approach

Dreyfus LifeTime Portfolios, Growth and Income Portfolio seeks maximum total return.To pursue this goal, the fund typically invests in a mix of stocks and bonds.The fund’s neutral asset mix is 50% in stocks and 50% in bonds that are rated investment grade or the unrated equivalent as determined by Dreyfus. Depending on market and economic conditions, the actual mix of stocks to bonds may range from 35%/65% to 65%/35%.The fund typically invests approximately 80% of its stock allocation in stocks of large-capitalization companies.The fund may invest up to 15% of its net assets in foreign securities.

When allocating assets between stocks and bonds, we assess the relative return and risk of each asset class using a proprietary computer model. When selecting large-cap stocks, we seek stocks that appear poised for above-average, long-term capital appreciation, as well as stocks that appear undervalued. The large-cap investments generally mirror the allocations of the S&P 500 Index. The small-cap and foreign equity components and the domestic and foreign bond components are typically constructed to approximate the investment characteristics of the Russell 2000 Index, the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE) Index, the Barclays Intermediate Government/Credit Bond Index and the J.P. Morgan Non-U.S. Government Bond Index, respectively.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Improving Economic Fundamentals Buoyed Markets

The reporting period began in the wake of pronounced market declines stemming from a number of macroeconomic concerns, including an unprecedented downgrade of long-term U.S. government debt, the possibility that a sovereign debt crisis in Greece might spread to other European countries and uncertainties regarding the sustainability of the U.S. economic recovery. As a result, many stocks and higher yielding bonds began the reporting period at relatively depressed levels.

Fortunately, most of these worries failed to materialize. During the fall of 2011, European policymakers took credible steps toward addressing the region’s financial problems, and U.S. economic data showed clear signs of improvement.These positive developments lifted stock prices in the fall, and the rally gathered momentum over the first quarter of 2012.

Emphasis on Stocks Supported Strong Performance

Our allocation strategy placed maximum emphasis on stocks over bonds during the reporting period, enabling the fund to participate more fully in the equity market’s gains. Our security selection strategy also added value. In the consumer staples sector, underweighted exposure to food and household products makers helped dampen weakness stemming from higher commodity prices, while Philip Morris International benefited from growing tobacco consumption in the emerging markets.

In the financials sector, good results from government stress tests sparked gains among banks. Regional bank KeyCorp reported commercial loans growth, higher profit margins and regulatory approval of a dividend increase and stock buyback program. Custodial bank State Street also raised its dividend and announced plans to repurchase shares. Discover Financial Services saw strong loan growth and better-than-expected declines in credit losses and delinquencies. Insurer Lincoln National climbed amid growth in its life insurance business after an accretive acquisition. In the materials sector, metals producer Freeport McMoRan Copper & Gold fared better than most other mining companies as expectations mounted of a “soft landing” for China’s economy.

Although favorable stock selections bolstered results in the financials sector, underweighted exposure to financial companies overall offset some of those gains. Conversely, an overweighted position in the telecommunications services and health care sectors detracted from relative performance.

Among bonds, higher yielding market sectors produced better returns than U.S.Treasury securities, with especially strong results from bonds backed by financial institutions, industrial companies and utilities. U.S. government agency securities also fared relatively well.

We employed futures contracts during the reporting period to establish exposure to small-cap and international stocks.

A Positive View of the Market

Encouraging U.S. economic data led us to adopt a positive view of the market’s prospects.We have retained the fund’s emphasis on stocks over bonds, as we believe that equity valuations remain attractive and shareholder-friendly activities could boost earnings per share. In the equity portfolio, we have placed greater emphasis on U.S. stocks and less on international stocks. We have found what we believe are a number of opportunities in the information technology sector but fewer among diversified financial institutions.

April 16, 2012

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Bond funds are subject generally to interest rate, credit, liquidity, prepayment and extension risk
(for mortgage funds) and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.
The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments of the fund’s other investments.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that, upon redemption, portfolio shares may be worth more or less than their original cost.
2	Source:Blended performance is calculated by Mellon Capital Management using proprietary software, derived from data presented by Bloomberg, Russell, Barclays and S&P. For the Growth
and Income Portfolio, we have combined the performance of unmanaged indices reflecting the baseline percentages set forth in the prospectus, but in greater detail than the broader prospectus baseline percentages: Domestic Large Company Stocks — 36%; Domestic Small Company
Stocks — 9%; Foreign Stocks — 5%; Domestic Bonds — 45%; and Foreign Bonds — 5%.
The Customized Blended Index combines returns from the Standard & Poor’s 500 Composite
Stock Price Index, the Russell 2000 Index, the Morgan Stanley Capital International Europe,
Australasia, Far East (Free) Index — Hedged $U.S. (MSCI EAFE), the Barclays Intermediate
Government/Credit Bond Index (Barclays Index) and the J.P. Morgan Non-U.S. Government
Bond Index — Hedged (J.P. Morgan Global Index) and is weighted to the aforementioned baseline percentages and rebalanced monthly.
The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.
The Russell 2000 Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000 Index.The Russell 3000 Index is
composed of the 3,000 largest U.S. companies based on total market capitalization.The MSCI
EAFE is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested.The
Barclays Index is a widely accepted, unmanaged index of government and corporate bond market performance composed of U.S. government,Treasury and agency securities, fixed-income securities and nonconvertible investment-grade corporate debt, with an average maturity of 1-10 years.The
J.P. Morgan Global Index is an index that measures return on bonds from 12 world markets, hedged into U.S. dollars.
3	SOURCE: LIPPER INC. — Reflects the monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance. Index return does not reflect fees and expenses associated with operating a mutual fund.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus LifeTime Portfolios, Inc. Growth and Income Portfolio from October 1, 2011 to March 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2012

	Restricted Class Shares	Investor Class Shares
Expenses paid per $1,000†	$6.28	$8.05
Ending value (after expenses)	$1,163.90	$1,162.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2012

	Restricted Class Shares	Investor Class Shares
Expenses paid per $1,000†	$5.86	$7.52
Ending value (after expenses)	$1,019.20	$1,017.55

† Expenses are equal to the fund’s annualized expense ratio of 1.16% for Restricted Class and 1.49% for Investor
Class, multiplied by the fund’s average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

March 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—38.4%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense—.1%
Boeing,
Sr. Unscd. Notes	4.88	2/15/20	55,000	65,034
Agriculture—.1%
Altria Group,
Gtd. Notes	9.25	8/6/19	45,000	60,599
Banks—2.9%
Asian Development Bank,
Sr. Unscd. Notes	2.50	3/15/16	85,000	90,327
Bank of America,
Sr. Unscd. Notes	4.50	4/1/15	85,000	88,101
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	55,000	58,788
BB&T,
Sr. Unscd. Notes	6.85	4/30/19	35,000	43,144
BNP Paribas,
Gtd. Notes	5.00	1/15/21	40,000	40,442
Capital One Financial,
Sr. Unscd. Notes	7.38	5/23/14	80,000	88,602
Citigroup,
Sub. Notes	5.00	9/15/14	95,000	98,441
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	50,000	53,795
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	135,000	140,131
Credit Suisse New York,
Sub. Notes	6.00	2/15/18	55,000	59,629
Deutsche Bank/London,
Sr. Unscd. Notes	4.88	5/20/13	80,000	83,004
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	10/15/13	90,000	94,243
Goldman Sachs Group,
Sr. Unscd. Notes	5.38	3/15/20	35,000	35,637
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	45,000	46,380
JPMorgan Chase & Co.,
Sr. Unscd. Notes	2.05	1/24/14	125,000	127,222
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.70	1/20/15	125,000	131,894

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Banks (continued)
Keycorp,
Sr. Unscd. Notes	5.10	3/24/21	45,000	49,689
Korea Development Bank,
Sr. Unscd. Notes	8.00	1/23/14	55,000	60,764
Landwirtschaftliche Rentenbank,
Gtd. Notes	1.88	9/17/18	50,000	49,556
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	65,000	66,588
Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	60,000	64,660
Northern Trust,
Sr. Unscd. Notes	3.45	11/4/20	45,000	46,202
PNC Funding,
Bank Gtd. Notes	5.13	2/8/20	40,000	45,383
Rabobank Nederland,
Bank Gtd. Notes	3.38	1/19/17	75,000	76,760
Royal Bank of Canada,
Sr. Notes	2.63	12/15/15	50,000	52,326
Royal Bank of Scotland,
Bank Gtd. Notes	4.38	3/16/16	75,000	76,658
US Bancorp,
Sr. Unscd. Notes	2.45	7/27/15	75,000	77,464
Wachovia,
Sub. Notes	5.63	10/15/16	25,000	27,898
Wells Fargo & Co.,
Sub. Notes	5.13	9/15/16	30,000	33,059
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	50,000	58,011
Wells Fargo & Co.,
Sr. Unscd. Notes	4.60	4/1/21	40,000	42,976
				2,107,774
Building & Construction—.1%
CRH America,
Gtd. Notes	5.30	10/15/13	50,000	52,511
Chemicals—.3%
Dow Chemical,
Sr. Unscd. Notes	7.60	5/15/14	115,000	130,281
E.I. Du Pont De Nemours,
Sr. Unscd. Notes	5.75	3/15/19	60,000	72,526

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Chemicals (continued)
Rohm & Haas,
Sr. Unscd. Notes	5.60	3/15/13	15,000	15,641
				218,448
Consumer Products—.1%
Kimberly-Clark,
Sr. Unscd. Notes	6.13	8/1/17	40,000	48,866
Procter & Gamble,
Sr. Unscd. Notes	4.95	8/15/14	35,000	38,670
				87,536
Diversified Financial Services—.8%
American Express,
Sr. Unscd. Notes	6.15	8/28/17	60,000	70,575
Bear Stearns,
Sr. Unscd. Notes	5.30	10/30/15	55,000	60,764
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	30,000	36,219
Credit Suisse USA,
Bank Gtd. Notes	4.88	1/15/15	75,000	80,947
General Electric Capital,
Sr. Unscd. Notes	2.25	11/9/15	85,000	87,432
General Electric Capital,
Sr. Unscd. Notes	4.63	1/7/21	40,000	42,766
General Electric Capital,
Sr. Unscd. Notes	4.65	10/17/21	40,000	42,639
General Electric Capital,
Sr. Unscd. Notes, Ser. A	4.75	9/15/14	55,000	59,690
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	25,000	27,875
SLM,
Sr. Unscd. Notes, Ser. A	5.00	10/1/13	50,000	51,250
				560,157
Diversified Metals & Mining—.4%
ArcelorMittal,
Sr. Unscd. Notes	5.50	3/1/21	45,000	44,243
Barrick Gold,
Sr. Unscd. Notes	6.95	4/1/19	30,000	36,634
Caterpillar,
Sr. Unscd. Notes	3.90	5/27/21	40,000	43,907

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Diversified Metals &
Mining (continued)
Rio Tinto Alcan,
Sr. Unscd. Notes	5.00	6/1/15	40,000	44,327
Rio Tinto Finance USA,
Gtd. Notes	3.50	11/2/20	40,000	40,915
Vale Overseas,
Gtd. Notes	4.63	9/15/20	45,000	47,559
				257,585
Electric Utilities—.7%
Commonwealth Edison,
First Mortgage Bonds	5.80	3/15/18	25,000	29,919
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	70,000	81,420
Duke Energy Carolinas,
First Mortgage Bonds	5.30	10/1/15	85,000	97,256
Duke Energy,
Sr. Unscd. Notes	5.05	9/15/19	50,000	56,999
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	45,000	50,025
Kentucky Utilities,
First Mortgage Bonds	3.25	11/1/20	40,000	41,231
MidAmerican Energy,
Sr. Unscd. Notes	5.30	3/15/18	30,000	35,072
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	50,000	57,748
NiSource Finance,
Gtd. Notes	5.25	9/15/17	35,000	38,935
Southwestern Electric Power,
Sr. Unscd. Notes, Ser. E	5.55	1/15/17	25,000	28,118
				516,723
Environmental Control—.1%
Waste Management,
Gtd. Notes	4.60	3/1/21	45,000	49,508
Food & Beverages—.5%
Anheuser-Busch Cos.,
Gtd. Bonds	5.00	1/15/15	55,000	60,585
Anheuser-Busch InBev Worldwide,
Gtd. Notes	7.75	1/15/19	45,000	58,787

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Food & Beverages (continued)
Kellogg,
Sr. Unscd. Notes	4.00	12/15/20	45,000		47,737
Kraft Foods,
Sr. Unscd. Notes	5.38	2/10/20	40,000		46,317
McDonald’s,
Sr. Unscd. Notes	5.80	10/15/17	55,000		66,864
Pepsico,
Sr. Unscd. Notes	4.50	1/15/20	55,000		62,345
					342,635
Foreign/Governmental—2.3%
African Development Bank,
Sub. Notes	6.88	10/15/15	45,000		51,809
Asian Development Bank,
Sr. Unscd. Notes	2.75	5/21/14	75,000		78,630
Brazilian Government,
Sr. Unscd. Bonds	8.88	10/14/19	40,000		56,740
European Investment Bank,
Sr. Unscd. Notes	1.13	8/15/14	125,000		126,532
European Investment Bank,
Sr. Unsub. Notes	1.25	2/14/14	100,000		101,313
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	75,000	[a]	87,984
Inter-American
Development Bank,
Sr. Unscd. Notes	2.38	8/15/17	75,000		79,425
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	5.00	4/1/16	35,000		40,463
International Finance,
Sr. Notes	2.25	4/11/16	80,000		84,347
KFW,
Gov’t Gtd. Notes	2.63	1/25/22	35,000		34,765
KFW,
Gov’t Gtd. Notes	2.75	9/8/20	50,000		51,204
KFW,
Gov’t Gtd. Notes	3.50	5/16/13	145,000		150,018
KFW,
Gov’t Gtd. Notes	4.88	1/17/17	65,000		75,462

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Foreign/Governmental (continued)
Mexican Government,
Sr. Unscd. Notes	5.13	1/15/20	36,000	41,490
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	20,000	23,230
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	55,000	63,030
Oesterreichische Kontrollbank,
Gov’t Gtd. Notes	4.50	3/9/15	40,000	43,639
Polish Government,
Sr. Unscd. Notes	6.38	7/15/19	50,000	58,375
Province of Manitoba Canada,
Sr. Unscd. Debs., Ser. FH	4.90	12/6/16	45,000	51,811
Province of Ontario Canada,
Sr. Unscd. Bonds	1.38	1/27/14	110,000	111,770
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	30,000	33,439
Province of Quebec Canada,
Unscd. Debs	4.88	5/5/14	45,000	48,969
Republic of Chile,
Sr. Unscd. Notes	3.25	9/14/21	40,000	40,760
Republic of Italy,
Sr. Unscd. Notes	4.38	6/15/13	85,000	87,514
				1,622,719
Health Care—.8%
Abbott Laboratories,
Sr. Unscd. Notes	5.88	5/15/16	70,000	82,427
Aetna,
Sr. Unscd. Notes	3.95	9/1/20	40,000	42,277
AMGEN,
Sr. Unscd. Notes	4.10	6/15/21	40,000	41,958
Cardinal Health,
Sr. Unscd. Bonds	4.00	6/15/15	60,000	64,604
Johnson & Johnson,
Sr. Unscd. Notes	5.15	7/15/18	20,000	24,163
Laboratory Corporation of America
Holdings, Sr. Unscd. Notes	4.63	11/15/20	40,000	42,637

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Health Care (continued)
Medtronic,
Sr. Unscd. Notes	3.00	3/15/15	65,000	68,901
Sanofi,
Sr. Unscd. Notes	4.00	3/29/21	40,000	43,647
Teva Pharmaceuticals Finance,
Gtd. Notes	2.40	11/10/16	70,000	71,746
Thermo Fisher Scientific,
Sr. Unscd. Notes	3.60	8/15/21	40,000	42,304
WellPoint,
Sr. Unscd. Notes	5.88	6/15/17	30,000	35,069
Wyeth,
Gtd. Notes	5.50	2/1/14	25,000	27,205
				586,938
Manufacturing—.1%
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	40,000	46,316
Honeywell International,
Sr. Unscd. Notes	4.25	3/1/21	40,000	45,377
				91,693
Media—.4%
CBS,
Gtd. Notes	5.75	4/15/20	45,000	51,820
Comcast,
Gtd. Notes	5.15	3/1/20	35,000	40,334
Cox Communications,
Sr. Unscd. Notes	5.45	12/15/14	45,000	50,056
DIRECTV Holdings,
Gtd. Notes	5.00	3/1/21	40,000	43,430
News America,
Gtd. Notes	6.90	3/1/19	30,000	36,533
Time Warner,
Gtd. Notes	5.88	11/15/16	30,000	35,175
Viacom,
Sr. Unscd. Notes	4.50	3/1/21	40,000	43,219
				300,567

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Office And Business Equipment—.1%
Xerox,
Sr. Unscd. Notes	6.35	5/15/18	55,000		63,896
Oil & Gas—.7%
Apache Finance Canada,
Gtd. Bonds	4.38	5/15/15	50,000		54,949
BP Capital Markets,
Gtd. Notes	4.75	3/10/19	100,000		113,402
ConocoPhillips,
Gtd. Notes	5.75	2/1/19	25,000		30,466
Consolidated Natural Gas,
Sr. Unscd. Notes, Ser. A	5.00	12/1/14	40,000		43,961
Encana,
Sr. Unscd. Notes	3.90	11/15/21	40,000		39,222
Ensco,
Sr. Unscd. Notes	4.70	3/15/21	40,000		43,235
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	30,000		33,800
Petroleos Mexicanos,
Gtd. Notes	8.00	5/3/19	30,000		38,100
Valero Energy,
Gtd. Notes	6.13	6/15/17	50,000		57,603
Weatherford Bermuda Holdings,
Gtd. Notes	9.63	3/1/19	45,000		59,718
					514,456
Pipelines—.2%
Enterprise Products Operating,
Gtd. Bonds, Ser. L	6.30	9/15/17	45,000		53,112
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.95	2/15/18	60,000		70,164
Plains All American Pipeline,
Gtd. Notes	5.00	2/1/21	40,000		44,000
					167,276
Property & Casualty Insurance—.4%
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	45,000		49,059
Berkshire Hathaway Finance,
Gtd. Notes	5.40	5/15/18	55,000	[a]	65,060
Lincoln National,
Sr. Unscd. Notes	8.75	7/1/19	40,000		50,706

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Property & Casualty
Insurance (continued)
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	65,000	70,615
Travelers,
Sr. Unscd. Notes	5.90	6/2/19	40,000	48,506
Willis North America,
Gtd. Notes	6.20	3/28/17	15,000	16,803
				300,749
Real Estate—.2%
ERP Operating,
Sr. Unscd. Notes	5.13	3/15/16	75,000	82,246
HCP,
Sr. Unscd. Notes	6.00	1/30/17	30,000	33,374
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	20,000	22,039
Prologis,
Gtd. Notes	6.88	3/15/20	4,000	4,602
Regency Centers,
Gtd. Notes	5.88	6/15/17	25,000	27,991
				170,252
Retail—.3%
CVS Caremark,
Sr. Unscd. Notes	4.88	9/15/14	30,000	32,954
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	50,000	57,751
Lowe’s,
Sr. Unscd. Notes	6.10	9/15/17	45,000	53,588
Wal-Mart Stores,
Sr. Unscd. Notes	3.25	10/25/20	35,000	36,700
Wal-Mart Stores,
Sr. Unscd. Notes	5.80	2/15/18	30,000	36,543
				217,536
Technology—.4%
Google,
Sr. Unscd. Notes	3.63	5/19/21	40,000	43,504
Intuit,
Sr. Unscd. Notes	5.75	3/15/17	35,000	40,179
Microsoft,
Sr. Unscd. Notes	3.00	10/1/20	40,000	42,298

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Technology (continued)
Oracle,
Sr. Unscd. Notes	4.95	4/15/13	90,000	94,273
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	50,000	60,865
				281,119
Telecommunications—.8%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	40,000	44,248
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	60,000	69,693
Qwest,
Sr. Unscd. Notes	7.50	10/1/14	51,000	57,114
Rogers Communications,
Gtd. Notes	6.80	8/15/18	30,000	37,391
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	25,000	25,750
Telefonica Emisones,
Gtd. Notes	6.42	6/20/16	40,000	42,682
Verizon Communications,
Sr. Unscd. Notes	1.95	3/28/14	115,000	117,865
Verizon Communications,
Sr. Unscd. Notes	3.50	11/1/21	40,000	41,006
Verizon Communications,
Sr. Unscd. Notes	5.50	4/1/17	25,000	29,206
Vodafone Group,
Sr. Unscd. Notes	5.38	1/30/15	40,000	44,642
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	25,000	29,275
				538,872
Transportation—.2%
Burlington North Santa Fe,
Sr. Unscd. Notes	4.70	10/1/19	40,000	44,808
Canadian Pacific Railway,
Sr. Unscd. Notes	7.25	5/15/19	35,000	42,286
CSX,
Sr. Unscd. Notes	5.50	8/1/13	50,000	53,054
				140,148

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies—3.5%
Federal Farm Credit Banks,
Bonds	3.88	10/7/13	135,000		142,087
Federal Home Loan Banks,
Bonds, Ser. 432	4.50	9/16/13	100,000		106,083
Federal Home Loan Banks,
Bonds	4.63	10/10/12	5,000		5,118
Federal Home Loan Banks,
Bonds, Ser. VB15	5.00	12/21/15	80,000		92,705
Federal Home Loan Banks,
Bonds	5.00	11/17/17	40,000	[a]	47,983
Federal Home Loan Banks,
Bonds, Ser. 656	5.38	5/18/16	40,000		47,319
Federal Home Loan Banks,
Bonds	5.50	8/13/14	175,000	[a]	195,872
Federal Home Loan Mortgage Corp.,
Notes	1.00	3/8/17	80,000	[b]	78,947
Federal Home Loan Mortgage Corp.,
Notes	1.75	9/10/15	75,000	[b]	77,555
Federal Home Loan Mortgage Corp.,
Notes	2.00	8/25/16	115,000	[b]	119,679
Federal Home Loan Mortgage Corp.,
Notes	2.38	1/13/22	60,000	[b]	59,029
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	65,000	[a,b]	73,048
Federal Home Loan Mortgage Corp.,
Notes	4.50	7/15/13	90,000	[b]	94,928
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	170,000	[b]	183,037
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/15	100,000	[b]	110,847
Federal National Mortgage
Association, Notes	0.75	12/19/14	130,000	[b]	130,651
Federal National Mortgage
Association, Notes	0.88	8/28/14	125,000	[b]	126,138
Federal National
Mortgage Association,
Notes	2.38	7/28/15	175,000	[b]	184,653

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Government Agencies (continued)
Federal National Mortgage
Association, Notes	2.75	3/13/14	85,000 [b]	89,096
Federal National Mortgage
Association, Notes	4.38	3/15/13	195,000 [b]	202,726
Federal National Mortgage
Association, Notes	4.38	10/15/15	20,000 [b]	22,543
Federal National Mortgage
Association, Notes	5.00	2/13/17	55,000 [a,b]	64,801
Federal National Mortgage
Association, Bonds	5.00	5/11/17	80,000 [b]	94,721
Federal National Mortgage
Association, Notes	5.38	6/12/17	55,000 [b]	66,303
Tennessee Valley Authority,
Notes	5.50	7/18/17	60,000	72,644
				2,488,513
U.S. Government Securities—21.9%
U.S. Treasury Bonds:
7.25%, 5/15/16			105,000	132,284
8.00%, 11/15/21			50,000	75,957
8.50%, 2/15/20			100,000[a]	149,875
8.75%, 5/15/17			90,000	124,446
8.75%, 5/15/20			70,000	106,892
10.63%, 8/15/15			50,000	66,727
11.25%, 2/15/15			65,000	84,815
U.S. Treasury Notes:
0.25%, 11/30/13			400,000	399,641
0.25%, 2/15/15			435,000 [a]	431,942
0.50%, 11/15/13			200,000 [a]	200,633
0.50%, 8/15/14			275,000	275,537
0.63%, 7/15/14			175,000 [a]	175,875
0.88%, 2/28/17			225,000	223,453
1.00%, 8/31/16			125,000	125,557
1.25%, 8/31/15			110,000 [a]	112,346
1.25%, 10/31/15			325,000	331,525
1.50%, 12/31/13			160,000	163,306
1.50%, 8/31/18			180,000	180,520
1.75%, 7/31/15			235,000	243,721
1.75%, 5/31/16			60,000	62,259
1.88%, 2/28/14			400,000	411,688
1.88%, 4/30/14			410,000 [a]	422,749
1.88%, 10/31/17			50,000	51,754

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)
U.S. Government Securities (continued)
U.S. Treasury Notes (continued):
2.13%, 11/30/14	350,000[a]	365,231
2.13%, 8/15/21	320,000[a]	319,825
2.25%, 1/31/15	250,000	262,207
2.38%, 3/31/16	75,000[a]	79,670
2.38%, 6/30/18	45,000[a]	47,609
2.50%, 4/30/15	50,000[a]	52,961
2.50%, 6/30/17	150,000	160,488
2.63%, 6/30/14	150,000[a]	157,477
2.63%, 12/31/14	150,000[a]	158,684
2.63%, 1/31/18	150,000[a]	161,320
2.63%, 8/15/20	380,000[a]	400,692
2.63%, 11/15/20	555,000[a]	583,747
2.75%, 2/15/19	195,000[a]	210,097
3.13%, 4/30/13	465,000	479,495
3.13%, 8/31/13	135,000	140,405
3.13%, 9/30/13	375,000	390,864
3.13%, 1/31/17	200,000	219,891
3.13%, 4/30/17	150,000	165,211
3.13%, 5/15/19	185,000[a]	203,746
3.25%, 5/31/16	150,000	164,789
3.25%, 7/31/16	200,000	220,094
3.25%, 3/31/17	100,000	110,734
3.38%, 6/30/13	255,000	264,901
3.38%, 7/31/13	75,000	78,091
3.38%, 11/15/19	210,000	234,478
3.50%, 5/31/13	425,000	441,071
3.50%, 2/15/18	215,000	241,640
3.50%, 5/15/20	160,000	180,000
3.63%, 5/15/13	70,000[a]	72,644
3.63%, 8/15/19	270,000[a]	306,471
3.63%, 2/15/20	245,000[a]	277,960
3.75%, 11/15/18	110,000	125,821
4.00%, 2/15/14	135,000	144,165
4.00%, 8/15/18	120,000[a]	139,097
4.13%, 5/15/15	480,000	532,688
4.25%, 8/15/13	345,000[a]	363,665
4.25%, 11/15/13	125,000[a]	132,944
4.25%, 8/15/14	225,000[a]	245,232
4.25%, 11/15/14	195,000[a]	214,074
4.25%, 8/15/15	190,000	212,919
4.25%, 11/15/17	140,000	162,980
4.50%, 11/15/15	170,000[a]	193,136

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)
U.S. Government Securities (continued)
U.S. Treasury Notes (continued):
4.50%, 2/15/16	120,000	137,156
4.63%, 11/15/16	495,000	576,752
4.63%, 2/15/17	200,000	234,219
4.75%, 8/15/17	165,000[a]	195,963
4.88%, 8/15/16	185,000	216,580
5.13%, 5/15/16	145,000	170,318
		15,703,704
Total Bonds and Notes
(cost $26,393,321)		27,506,948

Common Stocks—44.0%	Shares	Value ($)
Consumer Discretionary—3.7%
Aaron’s	3,605	93,369
Bed Bath & Beyond	4,800[c]	315,696
Best Buy	8,075	191,216
Dillard’s, Cl. A	2,410	151,878
GameStop, Cl. A	5,795[a]	126,563
Kohl’s	2,805	140,334
Las Vegas Sands	3,445	198,329
News, Cl. A	12,530	246,716
O’Reilly Automotive	3,985[c]	364,030
Viacom, Cl. B	9,025	428,326
Wynn Resorts	2,870	358,406
		2,614,863
Consumer Staples—5.0%
Archer-Daniels-Midland	5,515	174,605
Bunge	3,500	239,540
Coca-Cola	1,145	84,741
Coca-Cola Enterprises	8,960	256,256
Constellation Brands, Cl. A	16,805[c]	396,430
CVS Caremark	13,030	583,744
Kroger	17,915	434,080
Philip Morris International	8,125	719,956
Procter & Gamble	1,909	128,304
Smithfield Foods	4,595[c]	101,228
Wal-Mart Stores	7,812	478,094
		3,596,978

Common Stocks (continued)	Shares	Value ($)
Energy—5.8%
Apache	2,330	234,025
Chevron	8,350	895,454
ConocoPhillips	8,270	628,603
Exxon Mobil	13,904	1,205,894
Halliburton	10,830	359,448
Helmerich & Payne	3,755	202,582
Marathon Oil	15,870	503,079
Valero Energy	5,175	133,360
		4,162,445
Financial—5.8%
Aetna	3,575	179,322
Aflac	9,860	453,461
American Capital	14,135[c]	122,550
Assurant	810	32,805
Discover Financial Services	11,640	388,078
Franklin Resources	1,355	168,061
JPMorgan Chase & Co.	12,962	595,993
KeyCorp	36,850	313,225
Lincoln National	6,045	159,346
MetLife	7,200	268,920
Moody’s	2,615	110,091
Prudential Financial	5,430	344,208
Public Storage	2,150[d]	297,066
Simon Property Group	870[d]	126,742
State Street	5,015	228,182
Wells Fargo & Co.	11,235	383,563
		4,171,613
Health Care—5.7%
Abbott Laboratories	7,770	476,223
Agilent Technologies	5,290	235,458
AmerisourceBergen	1,400	55,552
Bristol-Myers Squibb	10,670	360,112
Cardinal Health	2,145	92,471
Celgene	2,840[c]	220,157
Eli Lilly & Co.	11,720	471,964
Humana	1,885	174,325
Johnson & Johnson	6,866	452,881

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Merck & Co.	7,195	276,288
Pfizer	20,251	458,888
ResMed	2,315[c]	71,557
St. Jude Medical	3,745	165,941
Thoratec	580[c]	19,552
UnitedHealth Group	3,045	179,472
Universal Health Services, Cl. B	3,510	147,104
Warner Chilcott, Cl. A	2,465[c]	41,437
WellPoint	2,745	202,581
		4,101,963
Industrial—4.1%
3M	1,690	150,765
Caterpillar	1,765	188,008
CSX	5,245	112,872
Cummins	2,430	291,697
Fluor	2,610	156,704
Gardner Denver	1,225	77,199
General Electric	24,836	498,459
Iron Mountain	1,275	36,720
Northrop Grumman	5,905	360,677
Parker Hannifin	1,380	116,679
Raytheon	535	28,237
Textron	3,515	97,822
Union Pacific	4,495	483,123
United Technologies	3,540	293,608
		2,892,570
Information Technology—9.1%
Apple	2,150[c]	1,288,860
BMC Software	5,380[c]	216,061
Brocade Communications Systems	6,660[c]	38,295
CA	12,695	349,874
Cisco Systems	7,670	162,220
Dell	13,050[c]	216,630
Dolby Laboratories, Cl. A	900[c]	34,254
Google, Cl. A	407[c]	260,985
Hewlett-Packard	8,435	201,006

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Intel	8,645	243,011
International Business Machines	3,445	718,799
Lexmark International, Cl. A	2,360	78,446
LSI	16,985[c]	147,430
MasterCard, Cl. A	695	292,275
Microsoft	27,662	892,100
Motorola Solutions	6,299	320,178
NVIDIA	7,320[c]	112,655
Oracle	13,005	379,226
Symantec	9,880[c]	184,756
Tech Data	2,345[c]	127,240
Visa, Cl. A	2,295	270,810
		6,535,111
Materials—1.3%
CF Industries Holdings	1,095	200,002
Domtar	2,645	252,280
Monsanto	4,170	332,599
PPG Industries	1,525	146,095
		930,976
Telecommunication Services—1.8%
AT&T	26,280	820,724
Verizon Communications	12,161	464,915
		1,285,639
Utilities—1.7%
American Electric Power	9,905	382,135
Consolidated Edison	4,495	262,598
Southern	4,775	214,541
Wisconsin Energy	10,415	366,400
		1,225,674
Total Common Stocks
(cost $27,684,854)		31,517,832
	Principal
Short-Term Investments—1.3%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.09%, 6/21/12
(cost $889,818)	890,000[e]	889,883

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—18.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,553,498)	13,553,498[f]	13,553,498

Investment of Cash Collateral
for Securities Loaned—.7%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $530,398)	530,398[f]	530,398

Total Investments (cost $69,051,889)	103.3%	73,998,559
Liabilities, Less Cash and Receivables	(3.3%)	(2,373,494)
Net Assets	100.0%	71,625,065

a Security, or portion thereof, on loan.At March 31, 2012, the value of the fund’s securities on loan was $6,543,800 and the value of the collateral held by the fund was $6,993,906, consisting of cash collateral of $530,398 and U.S.
Government & Agency securities valued at $6,463,508.
b The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
c Non-income producing security.
d Investment in real estate investment trust.
e Held by a broker as collateral for open financial futures positions.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Common Stocks	44.0	Corporate Bonds	10.7
U.S. Government & Agencies	25.4	Foreign/Governmental	2.3
Short-Term/
Money Market Investments	20.9		103.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
March 31, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2012($)
Financial Futures Long
MSCI EAFE	42	3,237,360	June 2012	28,492
Russell 2000 Mini	106	8,773,620	June 2012	440,784
				469,276

See notes to financial statements.

The Fund	25

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $6,543,800)—Note 2(b):
Unaffiliated issuers	54,967,993	59,914,663
Affiliated issuers	14,083,896	14,083,896
Cash		18,870
Receivable for investment securities sold		552,768
Dividends, interest and securities lending income receivable		273,291
Receivable for shares of Common Stock subscribed		7,188
Prepaid expenses		25,725
		74,876,401
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 4(b)		71,924
Payable for investment securities purchased		2,555,800
Liability for securities on loan—Note 2(b)		530,398
Payable for shares of Common Stock redeemed		38,488
Payable for futures variation margin—Note 5		920
Accrued expenses		53,806
		3,251,336
Net Assets ($)		71,625,065
Composition of Net Assets ($):
Paid-in capital		68,031,020
Accumulated distributions in excess of investment income—net		(53,553)
Accumulated net realized gain (loss) on investments		(1,768,348)
Accumulated net unrealized appreciation (depreciation)
on investments (including $469,276 net unrealized
appreciation on financial futures)		5,415,946
Net Assets ($)		71,625,065

Net Asset Value Per Share
Restricted Class Shares	Investor Class Shares
Net Assets ($)	9,937,346	61,687,719
Shares Outstanding	608,520	3,519,144
Net Asset Value Per Share ($)	16.33	17.53

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2012 (Unaudited)

Investment Income ($):
Income:
Dividends:
Unaffiliated issuers	387,087
Affiliated issuers	4,239
Interest	334,004
Income from securities lending—Note 2(b)	3,247
Total Income	728,577
Expenses:
Investment advisory fee—Note 4(a)	255,622
Shareholder servicing costs—Note 4(b)	116,486
Legal fees	33,045
Auditing fees	21,893
Registration fees	17,968
Prospectus and shareholders’ reports	13,680
Custodian fees—Note 4(b)	1,728
Directors’ fees and expenses—Note 4(c)	1,154
Loan commitment fees—Note 3	446
Miscellaneous	29,957
Total Expenses	491,979
Less—reduction in fees due to earnings credits—Note 4(b)	(66)
Net Expenses	491,913
Investment Income—Net	236,664
Realized and Unrealized Gain (Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments	1,971,249
Net realized gain (loss) on financial futures	1,559,533
Net Realized Gain (Loss)	3,530,782
Net unrealized appreciation (depreciation) on investments	5,369,328
Net unrealized appreciation (depreciation) on financial futures	965,350
Net Unrealized Appreciation (Depreciation)	6,334,678
Net Realized and Unrealized Gain (Loss) on Investments	9,865,460
Net Increase in Net Assets Resulting from Operations	10,102,124

See notes to financial statements.

The Fund	27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2012	Year Ended
	(Unaudited)	September 30, 2011
Operations ($):
Investment income—net	236,664	570,659
Net realized gain (loss) on investments	3,530,782	4,555,139
Net unrealized appreciation
(depreciation) on investments	6,334,678	(3,524,357)
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,102,124	1,601,441
Dividends to Shareholders from ($):
Investment income—net:
Restricted Class Shares	(141,536)	(125,184)
Investor Class Shares	(660,325)	(677,415)
Total Dividends	(801,861)	(802,599)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Restricted Class Shares	687,617	760,023
Investor Class Shares	1,428,364	5,898,479
Dividends reinvested:
Restricted Class Shares	140,886	124,372
Investor Class Shares	624,438	641,930
Cost of shares redeemed:
Restricted Class Shares	(378,186)	(600,238)
Investor Class Shares	(3,246,771)	(12,354,090)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(743,652)	(5,529,524)
Total Increase (Decrease) in Net Assets	8,556,611	(4,730,682)
Net Assets ($):
Beginning of Period	63,068,454	67,799,136
End of Period	71,625,065	63,068,454
Undistributed (distributions in excess of)
investment income—net	(53,553)	511,644

	Six Months Ended
	March 31, 2012	Year Ended
	(Unaudited)	September 30, 2011
Capital Share Transactions:
Restricted Class Shares
Shares sold	44,689	49,938
Shares issued for dividends reinvested	9,487	8,495
Shares redeemed	(24,496)	(39,543)
Net Increase (Decrease) in Shares Outstanding	29,680	18,890
Investor Class Shares
Shares sold	85,377	358,488
Shares issued for dividends reinvested	39,150	40,861
Shares redeemed	(196,191)	(772,928)
Net Increase (Decrease) in Shares Outstanding	(71,664)	(373,579)

See notes to financial statements.

The Fund	29

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2012			Year Ended September 30,
Restricted Class Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	14.26	14.13	13.36	13.36	17.18	16.60
Investment Operations:
Investment income—net[a]	.08	.17	.18	.24	.31	.42
Net realized and unrealized
gain (loss) on investments	2.23	.19	.88	.00[b]	(2.41)	1.45
Total from Investment Operations	2.31	.36	1.06	.24	(2.10)	1.87
Distributions:
Dividends from
investment income—net	(.24)	(.23)	(.29)	(.24)	(.54)	(.51)
Dividends from net realized
gain on investments	—	—	—	—	(1.18)	(.78)
Total Distributions	(.24)	(.23)	(.29)	(.24)	(1.72)	(1.29)
Net asset value, end of period	16.33	14.26	14.13	13.36	13.36	17.18
Total Return (%)	16.39[c]	2.47	7.94	2.31	(13.38)	11.70
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.16[d]	1.06	1.02	1.05	1.16	1.00
Ratio of net expenses
to average net assets	1.16[d]	1.06	1.02	1.04	1.15	1.00
Ratio of net investment income
to average net assets	.97[d]	1.11	1.29	2.13	2.08	2.50
Portfolio Turnover Rate	38.04[c]	72.79	88.11	73.05	82.41	49.68
Net Assets, end of period
($ x 1,000)	9,937	8,256	7,911	7,832	20,647	34,102

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

Six Months Ended
March 31, 2012			Year Ended September 30,
Investor Class Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	15.26	15.11	14.27	14.23	18.18	17.52
Investment Operations:
Investment income—net[a]	.05	.13	.14	.20	.26	.39
Net realized and unrealized
gain (loss) on investments	2.41	.20	.94	.03	(2.54)	1.53
Total from Investment Operations	2.46	.33	1.08	.23	(2.28)	1.92
Distributions:
Dividends from
investment income—net	(.19)	(.18)	(.24)	(.19)	(.49)	(.48)
Dividends from net realized
gain on investments	—	—	—	—	(1.18)	(.78)
Total Distributions	(.19)	(.18)	(.24)	(.19)	(1.67)	(1.26)
Net asset value, end of period	17.53	15.26	15.11	14.27	14.23	18.18
Total Return (%)	16.22[b]	2.12	7.58	1.98	(13.65)	11.37
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.49[c]	1.39	1.36	1.41	1.54	1.34
Ratio of net expenses
to average net assets	1.49[c]	1.39	1.36	1.40	1.53	1.34
Ratio of net investment income
to average net assets	.65[c]	.78	.96	1.59	1.62	2.18
Portfolio Turnover Rate	38.04[b]	72.79	88.11	73.05	82.41	49.68
Net Assets, end of period
($ x 1,000)	61,688	54,812	59,889	62,604	75,171	46,830

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—General:

Dreyfus LifeTime Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering one fund, the Growth and Income Portfolio (the “fund”).The fund’s investment objective is to seek maximum total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), an indirect wholly owned subsidiary of BNY Mellon, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares: Restricted Class and Investor Class. Investor Class shares are offered to any investor and Restricted Class shares are offered only to clients of certain banks, securities brokers or dealers and other financial institutions that have entered into selling agreements with the Distributor. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills) and financial futures are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service approved by the Board of Directors.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	7,692,012	—	7,692,012
Equity Securities—
Domestic†	31,517,832	—	—	31,517,832
Foreign Government		1,622,719	—	1,622,719
Mutual Funds	14,083,896	—	—	14,083,896
U.S. Government
Agencies/
Mortgage-Backed	—	2,488,513	—	2,488,513
U.S. Treasury	—	16,593,587	—	16,593,587
Other Financial
Instruments:
Futures††	469,276	—	—	469,276

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended March 31, 2012, The Bank of New York Mellon earned $1,392 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended March 31, 2012 were as follows:

Affiliated
Investment	Value			Value	Net
Company	9/30/2011 ($)	Purchases ($)	Sales ($)	3/31/2012 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	11,851,000	14,409,454	12,706,956	13,553,498	18.9
Dreyfus
Institutional
Cash
Advantage
Fund	182,200	1,953,597	1,605,399	530,398.7
Total	12,033,200	16,363,051	14,312,355	14,083,896	19.6

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended September 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $5,398,438 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2011. If not applied, $4,296,805 of the carryover expires in fiscal 2017 and $1,101,633 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2011 was as follows: ordinary income $802,599. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 3—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended March 31, 2012, the fund did not borrow under the Facilities.

NOTE 4—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, Dreyfus has agreed to pay Mellon Capital a monthly sub-advisory fee for the fund, computed at the following annual rates:

Annual Fee as a Percentage of
Total Fund Net Assets	Average Daily Net Assets of the Fund
$0 up to $600 million	.28%
$600 million up to $1.2 billion	.18%
$1.2 billion up to $1.8 billion	.13%
In excess of $1.8 billion	.08%

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the average daily net assets of the fund’s Investor Class shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2012, the fund’s Investor Class was charged $73,724 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2012, the fund was charged $19,809 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2012, the fund was charged $2,586 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $66.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2012, the fund was charged $1,728 pursuant to the custody agreement.

During the period ended March 31, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $45,288, shareholder services plan fees $13,005, custodian fees $5,400, chief compliance officer fees $1,591 and transfer agency per account fees $6,640.

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 5—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and financial futures, during the period ended March 31, 2012, amounted to $21,279,286 and $21,655,323, respectively.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at March 31, 2012 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended March 31, 2012:

Average Market Value ($)
Equity futures contracts	11,085,833

At March 31, 2012, accumulated net unrealized appreciation on investments was $4,946,670, consisting of $5,528,714 gross unrealized appreciation and $582,044 gross unrealized depreciation.

At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	43

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus LifeTime Portfolios, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 23, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	May 23, 2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)